INVENTORIES - Balances (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
INVENTORIES
Work in process	R$ 119,644	R$ 93,964
Spare parts and other	978,951	843,469
Inventories	6,422,496	5,728,261
Pulp | Domestic (Brazil)
INVENTORIES
Finished goods	501,037	616,415
Pulp | Foreign
INVENTORIES
Finished goods	1,711,100	1,426,064
Paper | Domestic (Brazil)
INVENTORIES
Finished goods	535,026	358,973
Paper | Foreign
INVENTORIES
Finished goods	245,267	192,671
Wood
INVENTORIES
Raw materials	1,586,058	1,480,616
Operating supplies and packaging
INVENTORIES
Raw materials	R$ 745,413	R$ 716,089